Convertible Notes (Tables)	12 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Summary of Senior And Junior Notes
	Face value of the Notes	Carrying amount of the Notes	Conversion feature	Senior warrants
Senior I Notes	$2,500,000	$1,245,490	$327,790	$926,720
Senior II Notes	4,600,000	3,090,820	627,830	881,350
	7,100,000	4,336,310	955,620	1,808,070
Junior Notes	2,501,069	1,573,489	927,580	-
	$9,601,069	$5,909,799	$1,883,200	$1,808,070

Summary of Convertible Notes
	Face Value of the Notes	Carrying amount of the Notes
Balance, May 1, 2010	$-	$-
Issued	9,601,069	5,909,799
Interest and accretion	-	856,307
Conversion of Senior I Notes	(150,000)	(99,843)
Balance, April 30, 2011	9,451,069	6,666,263
Issued
Interest and accretion	-	2,155,459
Accrued interest applied to principal	275,911	275,911
Balance, April 30, 2012	9,726,980	9,097,633
Senior I Note current portion	(2,529,200)	(2,529,200)
Long-term portion	$7,197,781	$6,568,433